PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation expense	$ 2,597	$ 1,965	$ 1,129
Computers, software and Related Equipment [Member]
Property and equipment capitalized costs	1,027
Share-based compensation costs capitalized during the period	$ 31